Acquisition - Summary of Pro-forma Net Sales and Earnings Before Income Taxes (Detail) (D&R acquisition [Member], Valpey-Fisher acquisition [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
D&R acquisition [Member] | Valpey-Fisher acquisition [Member]
Business Acquisition [Line Items]
Net Sales	$ 355,463	$ 343,365
Earnings before income taxes	$ 17,669	$ 11,776